Group information - Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of associates [line items]
Revenue	₨ 132,196	$ 1,409	₨ 97,063	₨ 81,319
Other income	11,072	118	6,383	7,309
Expenses	136,638	1,455	99,014	88,234
Profit/(loss) for the year	10,385	111	4,591	4,147
Other comprehensive income / (loss) for the year, net of tax	(238)	(3)	30	(2,287)
Total comprehensive income for the year	10,147	108	4,621	1,860
Profit for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	544	6	777	743
Equity holders of the parent	9,841	105	3,814	3,404
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	544	6	831	614
Equity holders of the parent	9,603	102	3,790	₨ 1,246
RPPL
Disclosure of associates [line items]
Revenue	132,196	1,409	97,063
Other income	18,356	196	12,135
Expenses	137,874	1,469	102,623
Profit/(loss) for the year	12,678	135	6,575
Other comprehensive income / (loss) for the year, net of tax	1,610	17	(22)
Total comprehensive income for the year	14,288	152	6,553
Profit for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	(237)	(3)	408
Equity holders of the parent	12,915	138	6,167
Attributable to:
Equity holders of the parent	12,141	129	5,798
Non-controlling interests	774	8	369
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	(237)	(3)	378
Equity holders of the parent	14,525	155	6,175
Attributable to:
Equity holders of the parent	13,655	146	5,743
Non-controlling interests (including liability for put options with non-controlling interests)	₨ 870	$ 9	₨ 432